Project Assets - Property, plant and equipment (Details) ¥ in Thousands, $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2016 MW	Oct. 31, 2014 MW	Dec. 31, 2016 USD ($) project	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 12, 2017 CNY (¥)	Oct. 12, 2017 USD ($)	Oct. 11, 2017 CNY (¥)	Oct. 11, 2017 USD ($)	May 09, 2017 CNY (¥)	May 09, 2017 USD ($)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)
Project assets details
Net revenue			$ 140,199	$ 190,510	$ 91,642
Cost of projects			121,313	182,401	79,485
Reclassification of related project cost to property, plant and equipment | ¥												¥ 8,899
Net loss			(220,968)	(185,080)	(5,196)
Net cash provided by operating activities			(47,030)	(155,518)	(56,456)
Accumulated deficit				(246,068)									$ (466,764)
Working capital				(79,982)									$ (176,195)
Impairment losses for project assets			$ 13,844	$ 10,853	$ 0
Number of projects transferred from project assets to property, plant and equipment. | project			0
EPC Sales and leaseback arrangement | Alxa League Zhiwei Photovoltaic Power Generation Co Ltd
Project assets details
Power generating capacity (in megawatt) | MW		30
Kings Rooftop PV, LLC | Sales Agreement
Project assets details
Power generating capacity (in megawatt) | MW	0.7
Consideration														$ 2,075
Net revenue			$ 2,075
Cost of projects			$ 1,755
Arose from EPC service revenue | EPC Sales and leaseback arrangement | Alxa League Zhiwei Photovoltaic Power Generation Co Ltd
Project assets details
Lease term of sales and leaseback arrangement (in years)			10 years
Individual Investors for Online Fund Raising Business | Subsequent Events
Project assets details
Debt default for principal and interest payment						¥ 621	$ 89,433	¥ 621	$ 89,433	¥ 222	$ 32,017